Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity
Dividend declared per share	$ 1.28	$ 1.16
Cash dividends	$ 197.6	$ 179.6
DRIP dividends	48.2	41.8
Dividends declared	$ 245.8	$ 221.4